CONVERTIBLE NOTES PAYABLE (Details) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 06, 2013	Apr. 30, 2013	Oct. 31, 2012	May 22, 2012	May 31, 2012	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Oct. 29, 2012	Feb. 07, 2012	Oct. 31, 2012 Placement Agent Agreement [Member]	Jun. 30, 2013 Placement Agent Agreement [Member]	Mar. 06, 2013 Placement Agent Agreement [Member] Dawson [Member]	Oct. 31, 2012 Placement Agent Agreement [Member] Dawson [Member]	Jun. 30, 2013 Placement Agent Agreement [Member] Dawson [Member]	Mar. 31, 2013 Placement Agent Agreement [Member] Dawson [Member]	Jun. 30, 2013 Debentures [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 31, 2012 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 18, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Jun. 30, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 18, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Jun. 30, 2013 Convertible Debt [Member]	Mar. 18, 2013 Convertible Debt [Member]	Feb. 07, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Per Tranche [Member]
Extinguishment of Debt [Line Items]
Stock and convertible debentures sold for cash														$ 1,250,000
Common stock share amount														625,000
Convertible debenture amount														625,000																							250,000
Debenture pursuant to Subscription Agreement														693,774
Debenture conversion price																																	$ 0.65		$ 1.25
Proceeds from Convertible Debt				425,000	425,000	250,000				200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%																			6.00%			6.00%
Receivable Common Shares							693,773		693,773		693,773	693,773
Debt Instrument, Unamortized Discount							98,557		113,341		113,341	98,557										91,669	261,249
Interest Expense, Debt							14,784		59,135													169,582	238,751
Long-term Debt, Gross									625,000		625,000																				625,000	250,000
Debt Instrument, Convertible, Effective Interest Rate				6.00%
Debt Instrument, Convertible, Conversion Price	$ 0.50					$ 0.50			$ 0.50		$ 0.50																$ 0.50							$ 0.65		$ 1.25
Fair value of beneficial conversion feature of convertible notes							0	0	0	177,404	177,404	177,404
Proceeds From Issuance Of Common Stock			500,000				1,133,250	435,000	425,000	200,000	650,000	1,783,250
Conversion of notes payable and accrued interest to common stock							1,249,025	0	107,004	0	107,004	1,249,025													18,750	18,750		20,816	20,816
Financing cost							0	0	78,458	0	78,458	78,458
Loan Costs Total									578,458
Loan Placement Fees									55,000	55,000
Derivative, Fair Value, Net																						523,458	523,458	523,458
Warrants To Purchase Of Common Stock			1,000,000
Free Standing Derivative Value									500,000		500,000		500,000
Proceeds from Issuance or Sale of Equity			445,000
Conversion Shares Issuable To Purchaser Percentage																						100.00%	100.00%
Warrants Exercise Price	$ 0.50						$ 0.34		$ 0.625													$ 0.70	$ 0.70
Debt Instrument, Description																					the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Companys common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the Reset Conversion Price). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $137,500 outstanding principal on these debentures were converted into common stock as of June 30, 2013, the holders thereof would receive 305,555 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Companys common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of Determining Whether an Instrument Indexed to an Entitys Own Stock in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Companys own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and resulted in a freestanding derivative valued at $523,458 upon issuance.
Conversion of Stock, Amount Converted		22,500					192,500		170,000
Conversion of Stock, Shares Issued		50,000					427,778		377,778		733,333
Debenture Outstanding Amount							137,500		330,000
Warrants Granted In Period			1,000,000				11,323,601		1,080,000						80,000	294,185	80,000		80,000
Warrants Granted Period In Weighted Exercise Price	0.50		0.70				0.50		0.50							0.425	0.50	0.625		0.625
Minimum Warrants Exercise Price							$ 0.20
Interest Payable																											$ 10,750			$ 521,500